EFMT DEPOSITOR LLC ABS-15G

Exhibit 99.08 Schedule 6

TPR Firm:			Report Date:	9/19/2025
Client Name:	Ellington Management Group, LLC		Report:	QM ATR
Deal Name:	EFMT 2025-NQM5		Loans in report:	3

Incenter Loan ID	Client Loan ID	Seller Loan ID	Investor Loan ID	Lender Application Date	Originator QM Status	Final QM Status	Originator QM Status Difference than Final QM Status?	Reason Why NonQM Final Status	APR Pricing Threshold Exceeded?	QM DTI Threshold Exceeded?	Higher Priced Mortgage Loan (HPML)?	Negatively Amortizing Loan?	Principal Deferment?	Interest Only Flag?	Prepayment Penalty?	Balloon Flag?	Adjustable Rate Balloon?	Loan Term Less Than 5 Years?	QM Points and Fees Threshold Exceeded?	QM Total Points and Fees	APR	ATR: Qualifying Payment Properly Considered?	ATR: Current Employment/Self-Employment Verified?	ATR: Balloon Qualifying Payment Properly Considered?	ATR: Reasonable Income or Assets Considered?	ATR: Subject PITIA Adequately Documented?	ATR: All Liabilities Including Alimony and Child Support in DTI?	ATR: Simultaneous Loan Calculated Properly	ATR: Credit History was Considered Properly?	ATR: Did Lender Document All ATR Factors?	ATR: Was an ATR/QM Residual Income Analysis Provided?	Residual Income	Residual Income Meets Guidelines?	Borrower 1 Employment Indicator	Borrower 2 Employment Indicator	Borrower 1 Foreign National Indicator	Borrower 2 Foreign National Indicator	Business Purpose Loan?	Business Purpose Verified?
XXX	10194560		XXX	XXX	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	No		No	No	No	No	No	No	No	No	No	No	No			Yes	Yes	N/A	Yes	Yes	Yes	N/A	Yes	Yes	Yes		N/A	Employed		No		No
XXX	10194561		XXX	XXX	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	No		No	Yes	No	No	No	No	No	No	No	No	No			Yes	Yes	N/A	Yes	Yes	Yes	N/A	Yes	Yes	N/A		N/A	Employed	Not Employed	No	No	No
XXX	10194562		XXX	XXX	ATR/QM: Exempt	ATR/QM: Exempt	No			No		No	No	Yes	Yes	No	No	No				Yes	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A					No		Yes	Missing